Schedule of Derivative Instruments (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Apr. 04, 2015	Apr. 01, 2014	Dec. 11, 2014	Aug. 24, 2014
Shares of common stock issuable upon exercise of debt	$ 34,984,114	$ 23,193,987
Estimated market value of common stock on measurement date	$ 0.0196	$ 0.17
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Exercise price	$ 0.009	$ 0.00766
Risk free interest rate	0.05%	0.04%
Expected volitility	53.91%	61.54%
Expected exercise term in years	29 days	3 months
Maximum [Member]
Exercise price	$ 0.1	$ 0.1
Risk free interest rate	0.25%	0.25%
Expected volitility	126.85%	105.00%
Expected exercise term in years	1 year	1 year
RM-DC Note [Member] | First Tranche [Member]
Shares of common stock issuable upon exercise of debt		3,400,000	6,086,956
Exercise price		$ 0.1	$ 0.10
Risk free interest rate		0.04%
Expected dividend rate		0.00%	0.00%
Expected volitility		61.54%	49.41%
Expected exercise term in years		3 months
RM-DC Note [Member] | First Tranche [Member] | Minimum [Member]
Estimated market value of common stock on measurement date			$ 0.09
Risk free interest rate			0.11%
Expected exercise term in years			1 year
RM-DC Note [Member] | First Tranche [Member] | Maximum [Member]
Estimated market value of common stock on measurement date			$ 0.155
Risk free interest rate		0.03%		0.03%
Expected volitility		219.00%
Expected exercise term in years			3 months
RM-DC Note [Member] | Second Tranche [Member]
Shares of common stock issuable upon exercise of debt		6,086,957			6,086,956
Estimated market value of common stock on measurement date					$ 0.05
Exercise price		$ 0.1			$ 0.10
Risk free interest rate		0.25%			0.21%
Expected dividend rate		0.00%			0.00%
Expected volitility		105.00%			102.85%
Expected exercise term in years		1 year			1 year
MP Note [Member]
Shares of common stock issuable upon exercise of debt		13,707,030				4,642,214
Estimated market value of common stock on measurement date						$ 0.05
Exercise price		$ 0.00766				$ 0.02262
Risk free interest rate		0.12%				0.11%
Expected dividend rate		0.00%				0.00%
Expected volitility		76.90%				94.98%
Expected exercise term in years		9 months				1 year
New Issuances [Member]
Shares of common stock issuable upon exercise of debt	$ 13,615,794
Risk free interest rate	0.25%
Expected dividend rate	0.00%
Expected exercise term in years	9 months
New Issuances [Member] | Minimum [Member]
Estimated market value of common stock on measurement date	$ 0.02
Exercise price	$ 0.009
Expected volitility	119.11%
New Issuances [Member] | Maximum [Member]
Estimated market value of common stock on measurement date	$ 0.0261
Exercise price	$ 0.03
Expected volitility	125.57%